Harley-Davidson Motorcycle Trust 2020-A	Exhibit 99.1
$107,000,000.00 1.72625% Motorcycle Contract Backed Notes, Class A-1
$174,000,000.00 1.83% Motorcycle Contract Backed Notes, Class A-2a
$21,000,000.00 LIBOR + 0.15% Motorcycle Contract Backed Notes, Class A-2b
$195,000,000.00 1.87% Motorcycle Contract Backed Notes, Class A-3
$55,640,000.00 1.93% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the March 15, 2023 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of January 1, 2020, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on January 29, 2020

Beginning of Due Period					02/01/2023
End of Due Period					02/28/2023
Determination Date					03/06/2023
Record Date					03/14/2023
Distribution Date					03/15/2023
LIBOR Determination Date					02/13/2023
LIBOR as of the LIBOR Determination Date					4.58786%
Number of days in Interest Period (ACT/360 basis)					28
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	36,293	12/31/2019	01/29/2020	$580,198,692.86
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	36,293			$580,198,692.86

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$86,768,471.47

Monthly principal amounts
Principal collections on Contracts	5,143,685.05
Balance of Contracts liquidated during Due Period	92,258.36
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	208.44

Decline in Aggregate Principal Balance		5,236,151.85

Aggregate Principal Balance at end of Due Period		$81,532,319.62
Pool factor		0.1405248

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$107,000,000.00	$174,000,000.00	$21,000,000.00	$195,000,000.00	$55,640,000.00	$552,640,000.00

Note balance as of prior Distribution Date	—	—	—	3,569,033.56	55,640,000.00	59,209,033.56

Principal Distributable Amount *	—	—	—	3,569,033.56	1,667,118.29	5,236,151.85

Note balance at end of Due Period	—	—	0.00	0.00	53,972,881.71	53,972,881.71

Note Pool Factor at beginning of Due Period	0.0000000	0.0000000	0.0000000	0.0183027	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.0000000	0.9700374

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	1.72625%	28	ACT/360	—	—	—
A-2a	—	—	1.83%	30	30/360	—	—	—
A-2b	—	—	4.73786%	28	ACT/360	—	—	—
A-3	3,569,033.56	—	1.87%	30	30/360	5,561.74	—	5,561.74
A-4	55,640,000.00	—	1.93%	30	30/360	89,487.67	—	89,487.67
Totals	$59,209,033.56	—				$95,049.41	—	$95,049.41

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$5,143,685.05
Interest collections on Contracts during Due Period	546,455.08
Net Liquidation Proceeds	49,274.65
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	22,809.36
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	21,326.02

Total Available Monies		$5,783,550.16

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	24,952.61
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	72,307.06
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	200.00
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	95,049.41
Principal Distributable Amount	5,236,151.85

Total distribution of fees, interest and principal		5,428,660.93

Excess Amounts (Shortfall)		354,889.23

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	354,889.23

Total distribution of Available Monies		$5,783,550.16

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,450,496.73

Reserve Fund balance as of prior Distribution Date		$1,450,496.73

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	5,078.38

Total additions		5,078.38

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	5,078.38

Total withdrawals		5,078.38

Reserve Fund balance at current Distribution Date		$1,450,496.73

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$27,559,437.91

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,558,692.86	4.75%
Overcollateralization Target Amount for current Distribution Date	27,559,437.91	33.80%
Overcollateralization Amount at current Distribution Date	27,559,437.91	33.80%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			38

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	9	$92,258.36	0.106%

	Less:
	Net Liquidation Proceeds for the Due Period	4	49,274.65	0.057%

	Net Liquidation Losses for the Due Period		42,983.71	0.050%

	Net Liquidation Loss ratio			0.594%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.594%
	Net Liquidation Loss ratio - prior Distribution Date			2.274%
	Net Liquidation Loss ratio - second prior Distribution Date			0.127%
	Three-month average loss ratio			0.998%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	493	$7,779,667.21	1.341%
	Cumulative Net Liquidation Proceeds	364	4,690,118.55	0.808%
	Cumulative Net Liquidation Losses		3,089,548.66	0.532%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,266.83

Cumulative loss ratio	Cumulative loss ratio			0.532%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	79	$658,002.72	$7,584.38	0.758%
	60 - 89	29	341,621.00	7,225.33	0.394%
	90 - 119	16	180,662.91	4,832.04	0.208%
	120+	11	96,737.85	3,167.61	0.111%
	Totals	135	$1,277,024.48	$22,809.36	1.472%

	60+ delinquency amount	56	$619,021.76		0.713%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.713%
	60+ day delinquency ratio - prior Distribution Date				0.587%
	60+ day delinquency ratio - second prior Distribution Date				0.641%
	Three-month average delinquency Ratio				0.647%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (5.60%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	11,466	11,037
Principal Balance of Contracts	86,768,471.47	81,532,319.62
Weighted average original term	75.46	75.66
Weighted average remaining term	29.24	28.57
Weighted average age	46.22	47.08
One month prepayments (ABS)	1.30%	1.26%
Weighted average Contract Rate	7.78%	7.82%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	17,431,386.27	21.38%
5.001% - 10.000%	46,976,666.36	57.62%
10.001% - 15.000%	17,124,266.99	21.00%
15.001% - 20.000%	—	—%
> 20.000%	—	—%

Advances made by Servicer in current Due Period		$22,809.36
Reimbursement Amount due to Servicer		24,952.61
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of January 1, 2020 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2020-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from February 1, 2023 to February 28, 2023 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 9th day of
March 2023.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ David Viney
                        Name:    David Viney
Title:    Vice President and Treasurer